Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net income attributable to U.S. Bancorp	$ 6,218	$ 5,888	$ 5,879
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	1,390	1,324	1,132
Depreciation and amortization of premises and equipment	293	291	307
Amortization of intangibles	175	179	174
(Gain) loss on sale of loans held for sale	(772)	(954)	(993)
(Gain) loss on sale of securities and other assets	(502)	(617)	(403)
Loans originated for sale in the secondary market, net of repayments	(35,743)	(42,867)	(43,312)
Proceeds from sales of loans held for sale	37,462	41,605	45,211
Other, net	(2,049)	487	787
Net cash provided by operating activities	6,472	5,336	8,782
Investing Activities
Proceeds from sales of available-for-sale investment securities	3,084	9,877	690
Proceeds from maturities of held-to-maturity investment securities	8,306	9,733	10,567
Proceeds from maturities of available-for-sale investment securities	13,042	14,625	13,395
Purchases of held-to-maturity investment securities	(9,712)	(9,171)	(9,234)
Purchases of available-for-sale investment securities	(17,860)	(29,684)	(20,502)
Net increase in loans outstanding	(8,054)	(13,383)	(11,788)
Proceeds from sales of loans	2,458	2,604	1,723
Purchases of loans	(3,040)	(2,881)	(4,475)
Other, net	(350)	322	(1,526)
Net cash used in investing activities	(12,126)	(17,958)	(21,150)
Financing Activities
Net increase in deposits	12,625	34,192	18,290
Net increase (decrease) in short-term borrowings	2,688	(13,914)	(2,016)
Proceeds from issuance of long-term debt	9,434	10,715	5,067
Principal payments or redemption of long-term debt	(10,517)	(9,495)	(5,311)
Proceeds from issuance of preferred stock	993		745
Proceeds from issuance of common stock	159	355	295
Repurchase of preferred stock	(1,085)
Repurchase of common stock	(2,631)	(2,556)	(2,190)
Cash dividends paid on preferred stock	(284)	(267)	(242)
Cash dividends paid on common stock	(1,928)	(1,810)	(1,777)
Purchase of noncontrolling interests		(40)
Net cash provided by financing activities	9,454	17,180	12,861
Change in cash and due from banks	3,800	4,558	493
Cash and due from banks at beginning of year	15,705	11,147	10,654
Cash and due from banks at end of year	19,505	15,705	11,147
Supplemental Cash Flow Disclosures
Cash paid for income taxes	555	595	742
Cash paid for interest	2,086	1,591	1,434
Net noncash transfers to foreclosed property	$ 163	$ 156	$ 204